Income taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Investment tax credits	$ 15,537	$ 16,512
Non-capital losses	356,610	$ 356,610
2018
Tax Credit Carryforward [Line Items]
Investment tax credits	145
Non-capital losses	35,932
2019
Tax Credit Carryforward [Line Items]
Investment tax credits	501
Non-capital losses	6,768
2020
Tax Credit Carryforward [Line Items]
Investment tax credits	481
Non-capital losses	17,991
2021
Tax Credit Carryforward [Line Items]
Investment tax credits	528
Non-capital losses	16,911
2022
Tax Credit Carryforward [Line Items]
Investment tax credits	296
Non-capital losses	23,129
Thereafter until 2037
Tax Credit Carryforward [Line Items]
Investment tax credits	13,586
Non-capital losses	$ 255,879